Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 109,214
Inventory valuation allowance		83,889	100,785
Allowance for equity investment loss		55,826
Contract liabilities		530,488	445,808
Revenue recognized contract liabilities		445,808
Market promotion expenses		5,733	133,160	$ 286,190
Freight costs		118,647	275,211	213,687
Research and development expense		141,702	39,490	33,888
Value added tax, percentage	13.00%
Government subsidies		$ 1,314	3,441
Statutory surplus fund		50.00%
Statutory surplus		$ 11,348
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage	16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage		6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate		10.00%
Statutory surplus fund		10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate		8.00%
Statutory surplus fund		50.00%
Voting Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		20.00%
Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		50.00%